Summary of Material Accounting Policies (Details)		12 Months Ended
	Aug. 31, 2026 AUD ($)	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2026 USD ($) shares	Apr. 30, 2026 shares
Summary of Material Accounting Policies [Line Items]
Percentage of interest		51.00%
Number of warrants issued | shares		3,733,068			3,733,068
Loss after income tax from continuing operations		$ (10,687,852)	$ (1,320,021)	$ (23,838,171)
Net cash flows used in operating activities		2,764,051
(Loss) Profit for the year		(20,267,226)	(1,462,610)	(21,230,681)
Working capital deficit		18,038,716
Working capital deficit from continuing operations		18,038,717
Warrant liabilities		22,245,000	180,918	238,613
Goodwill of software		4.95
Derivative financial liabilities		22,245,000	$ 180,918	$ 238,613
Unsecured loan receivable		$ 6,529,191			$ 4,590,000
Changed in valuation technique | shares		479,000
Percentage of revenue		100.00%
Technology and goodwill		$ 8.71
Top of range [member]
Summary of Material Accounting Policies [Line Items]
Estimated useful economic life		5 years
Forecast [Member]
Summary of Material Accounting Policies [Line Items]
Waiver and release agreements outstanding PIPE warrants	$ 18,800,000
Private Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		479,000			479,000
Representative’s Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		450,000			450,000
Warrants [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		458,720			458,720
Private Placements [Member]
Summary of Material Accounting Policies [Line Items]
Number of warrants issued | shares		18,800,000			18,800,000	18,800,000
Pipe Warrant [Member]
Summary of Material Accounting Policies [Line Items]
Warrant liabilities		$ 22,164,000
Derivative financial liabilities		$ 22,164,000